As filed with the Securities and Exchange Commission on December 16, 1998

                                              Securities Act File No. 333-60019
                                       Investment Company Act File No. 811-6669
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                      Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                        --------------------------------


                   MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
             (Exact name of Registrant as specified in its charter)

                        --------------------------------

                                 (609) 282-2800
                        (Area code and telephone number)


                        --------------------------------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of principal executive offices:
                     Number, street, city, state, zip code)

                        --------------------------------

                                  Arthur Zeikel
                   Merrill Lynch Fundamental Growth Fund, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and address of agent for service)

                                            Copies to:

        Frank P. Bruno, Esq.                Michael J. Hennewinkel, Esq.
        Brown & Wood LLP                    Merrill Lynch Asset Management
        One World Trade Center              800 Scudders Mill Road
        New York, NY  10048-0557            Plainsboro, NJ 08536

                        --------------------------------

Title of Securities to Be Registered: Common Stock, par value $.10 per share

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement

(2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-60019) filed on September 4, 1998.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the opinion of Brown & Wood LLP with respect to certain tax matters.


                            PART C. OTHER INFORMATION

ITEM 15.   INDEMNIFICATION.

         Reference is made to Article V of Registrant's Amended and Restated Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

         Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

         In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

(1)(a) -- Articles of Incorporation of the Registrant, dated April 29, 1992.(a)
   (b) -- Articles of Amendment, dated July 7, 1992, to Articles of Incorporation of Registrant. (a)
   (c) -- Articles of Amendment, dated October 17, 1994, to Articles of Incorporation of Registrant. (a)
   (d) -- Articles of Amendment, dated October 17, 1994, to Articles of Incorporation of Registrant. (a)
   (e) -- Articles Supplementary, dated October 17, 1994, to Articles of Incorporation of Registrant. (a)
(2)  --   By-Laws of the Registrant. (a)
(3)  --   Not applicable.
(4) -- Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Fund For Tomorrow, Inc. (i)
(5) -- Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation, and the By-Laws of the Registrant. (b)
(6)(a) -- Management Agreement between Registrant and Merrill Lynch Asset Management, L.P. (a)
   (b) -- Supplement to Management Agreement between Registrant and Merrill Lynch Asset Management, L.P. (c)
   (c) -- Form of Sub-Advisory Agreement between Merrill Lynch Asset Management, L.P. and Merrill Lynch Asset Management U.K. Limited. (e)
(7)(a) -- Form of Class A Distribution Agreement between the Registrant and the Merrill Lynch Funds Distributor, Inc. (now known as Princeton Funds Distributor, Inc.) (the "Distributor"). (including Selected Dealers Agreement). (c)
   (b) -- Form of Class B Distribution Agreement between Registrant and the Distributor (including Selected Dealers Agreement). (c)
   (c) -- Form of Class C Distribution Agreement between Registrant and the Distributor (including Selected Dealers Agreement). (c)
   (d) -- Form of Class D Distribution Agreement between Registrant and the Distributor (including Selected Dealers Agreement). (c)
(8)  --   None.
(9)  --   Custody Agreement between the Registrant and The Chase Manhattan Bank.
          (a)
(10)(a)-- Form of Class B Distribution Plan and Class B Distribution Plan Sub-Agreement of Registrant). (c)
   (b) -- Form of Class C Distribution Plan and Class C Distribution Plan Sub-Agreement of Registrant). (c)
   (c) -- Form of Class D Distribution Plan and Class D Distribution Plan Sub-Agreement of Registrant). (c)
   (d) -- Merrill Lynch Select Pricing(Service Mark) System Plan pursuant to Rule 18f-3. (d)
(11)  --  Opinion and Consent of Brown & Wood LLP,  counsel for the  Registrant.
          (h)
(12)  --  Opinion  of  Brown  &  Wood  LLP with respect to certain tax matters.
(13)  --  Not applicable.
(14)(a)-- Consent of Ernst & Young LLP, independent auditors for the Registrant.
          (h)
    (b)-- Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Fund For Tomorrow, Inc. (h)
(15)  --  Not applicable.
(16)  --  Power of Attorney. (g)
17(a) -- Prospectus dated November 26, 1997, and Statement of Additional Information dated November 26, 1997 of the Registrant. (h)

  (b) -- Annual Report to Stockholders of the Registrant for the year ended August 31, 1997. (h)
  (c) -- Semi-Annual Report to Stockholders of the Registrant for the six months ended February 28, 1998. (h)
  (d) -- Prospectus dated April 30, 1998, and Statement of Additional Information dated April 30, 1998, of Merrill Lynch Fund For Tomorrow, Inc. (h)

----------------
  (a) Filed on December 21, 1995, as an Exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-47875) under the Securities Act of 1933, (the "Registration Statement on Form N-1A").
  (b) Reference is made to Article II, Article IV, Article V (sections 2,3,4 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of incorporation, previously filed as Exhibit (1) to the Registration Statement on Form N-1A, and to Article II, Article III (sections 1,3,5,6 and 17), Article VI, Article VII, Article XII,
          Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (2) to the Registration Station on Form N-1A.
  (c) Filed on October 13, 1994 as an Exhibit to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A.
  (d) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust filed January 25, 1996.
  (e) Filed on December 23, 1996, as an Exhibit to Post-Effective Amendment. No. 5 to the Registrant's Registration Statement on Form N-1A.
  (f) Filed with this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on July 28, 1998 (File No.333-60019) under the Securities Act of 1933 (the "Registration Statement on Form N-14").
  (g) Included on the signature page of the Registrant's Registration Statement on Form N-14 filed on July 28, 1998 and incorporated by reference herein.
  (h) Filed on September 4, 1998, as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.
  (i) Included as Exhibit I to the Proxy Statement and Prospectus contained in Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14.

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or the opinion of counsel received as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 16th day of December, 1998.

                                   MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
                                   (Registrant)

                                   By   /s/ Arthur Zeikel
                                        ----------------------------
                                            Arthur Zeikel, President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                              TITLE                              DATE

         ARTHUR ZEIKEL*                     President and Director and Director
---------------------------------------     (Principal Executive Officer)
          (Arthur Zeikel)

          GERALD M. RICHARD*                Treasurer (Principal Financial and
---------------------------------------     Accounting Officer)
         (Gerald M. Richard)

             JOE GRILLS*                    Director
---------------------------------------
             (Joe Grills)

            WALTER MINTZ*                   Director
---------------------------------------
            (Walter Mintz)

       ROBERT S. SALOMON, JR.*              Director
---------------------------------------
       (Robert S. Salomon, Jr.)

          MELVIN R. SEIDEN*                 Director
---------------------------------------
          (Melvin R. Seiden)

---------------------------------------     Director
        (Stephen B. Swensrud)


*By: /s/ ARTHUR ZEIKEL                                         December 16, 1998
--------------------------------------
(Arthur Zeikel, Attorney-in-Fact)


                                Brown & Wood LLP
                             One World Trade Center
                           New York, N.Y. 10048-0557




                                                          November 23, 1998




Merrill Lynch Fundamental Growth Fund, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey   08536

Merrill Lynch Fund For Tomorrow, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey   08536

                    Re: Reorganization of Merrill Lynch Fundamental Growth Fund, Inc. and Merrill Lynch Fund For Tomorrow, Inc.

Ladies and Gentlemen:

         You have requested our opinion as to certain Federal income tax consequences of the reorganization ("Reorganization") of Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Fund"), and Merrill Lynch Fund For Tomorrow, Inc. ("Tomorrow Fund"). Tomorrow Fund will transfer all of its assets to the Fundamental Fund, in exchange solely for voting shares of Fundamental Fund. This will be followed by the distribution of all of such shares to shareholders of Tomorrow Fund in exchange for their shares of Tomorrow Fund. After the Reorganization, Tomorrow Fund will cease to operate, will have no assets remaining, will have final Federal and state (if any) tax returns filed on its behalf and will have all of its shares cancelled under Maryland law. This opinion letter is furnished pursuant to (i) the section entitled "Tax Consequences of the Exchange" in the Combined Proxy Statement and Prospectus and (ii) sections 8(f) and 9(g) of the Agreement and Plan of Reorganization dated September 4, 1998, by and between Fundamental Fund and Tomorrow Fund (the "Plan") as a condition of closing. All terms used herein, unless otherwise defined, are used as defined in the Plan.

         In rendering our opinion, we have reviewed and relied upon (a) the Plan, (b) the Combined Proxy Statement and Prospectus included as part of the registration statement on Form N-14 filed under the Securities Act of 1933 ("Registration Statement") and (c) certain representations concerning the Reorganization made by Fundamental Fund and Tomorrow Fund in letters dated November 20, 1998 (the "Representations").

         Based  upon  current   law,   including   cases  and   administrative
interpretations thereof and on the reviewed materials listed above, it is our opinion that:

     1. The acquisition by Fundamental Fund of all of the assets of Tomorrow Fund in exchange solely for Fundamental Fund shares as provided herein will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and Fundamental Fund and Tomorrow Fund will each be a party to the Reorganization within the meaning of section 368(b) of the Code.

     2. Tomorrow Fund will not recognize any gain or loss on either the transfer of its assets to Fundamental Fund in exchange solely for voting shares of Fundamental Fund or on the distribution of the Fundamental Fund shares to Tomorrow Fund shareholders.

     3. Fundamental Fund will recognize no gain or loss on the receipt of the assets of Tomorrow Fund in exchange solely for the transfer of Fundamental Fund voting shares.

     4. The basis of the assets of Tomorrow Fund in the hands of Fundamental Fund will be the same as the basis of such assets to Tomorrow Fund immediately before the Reorganization.

     5. Fundamental Fund's holding period for the assets acquired from Tomorrow Fund will include the period during which such assets were held by Tomorrow Fund.

     6. Tomorrow Fund shareholders will recognize no gain or loss on the exchange of their Tomorrow Fund shares for voting shares of Fundamental Fund (including fractional shares to which they may be entitled).

     7. The basis of the Fundamental Fund shares received by Tomorrow Fund shareholders (including fractional shares to which they may be entitled) shall be the same, in the aggregate, as the basis of the Tomorrow Fund shares surrendered in exchange therefor.

     8. The holding period of the Fundamental Fund shares received by Tomorrow Fund shareholders (including fractional shares to which they may be entitled) will include the holding period of the Tomorrow Fund shares surrendered in exchange therefor, provided that the Tomorrow Fund shares were held as a capital asset on the date of the exchange.

     9. Pursuant to section 381(a) of the Code and section 1.381(a)-l of the Income Tax Regulations, Fundamental Fund will succeed to and take into account the items of Tomorrow Fund described in section 381(c) of the Code, subject to the provisions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Regulations thereunder. Under section 381(b), the tax year of Tomorrow Fund will end on the date of the Reorganization.

         Our opinion represents our best legal judgment as to the proper Federal income tax treatment of the Reorganization, based on the facts contained in the Plan, the Registration Statement and the Representations. Our opinion assumes the accuracy of the facts as described in the Plan, the Registration Statement and the Representations and could be affected if any of the facts as described in the Plan, the Registration Statement or the Representations are inaccurate.

         We are furnishing this opinion letter to the addressees hereof, solely for the benefit of such addressees in connection with the Reorganization. This opinion letter is not to be used, circulated, quoted or otherwise referred to for any other purpose.



                                                           Very truly yours,
                                                           /S/ BROWN & WOOD LLP